SHARE-BASED COMPENSATION (Details 6) - 2014 Plan - USD ($)		12 Months Ended
	May. 15, 2015	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Granted (in shares)	525,000	525,000	0
Cancelled and forfeited (in shares)		(16,000)
Options outstanding (in shares)		509,000
Vested and expected to vest (in shares)		464,763
Weighted Average Exercise Price (US$)
Granted (in dollars per share)	$ 5.35	$ 5.35
Cancelled and forfeited (in dollars per share)		5.35
Options outstanding (in dollars per share)		5.35
Vested and expected to vest		$ 5.35
Weighted Average Contractual Term
Options outstanding, contractual term		9 years 4 months 17 days
Vested and expected to vest		9 years 3 months 22 days
Aggregate Intrinsic Value (US$)
Options outstanding, intrinsic value		$ 481,005
Vested and expected to vest		$ 439,201
Weighted Average Grant-date Fair Value (US$)
Granted, fair value (in dollars per share)		$ 2.86